Note 5 - Related Party Transactions (Details Textual) $ in Thousands, ¥ in Millions	1 Months Ended
	Apr. 30, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jul. 15, 2019 USD ($)	Jul. 15, 2019 CNY (¥)	Apr. 26, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Guaranteed by Founder [Member] | Shenzhen Sangel Zhichuang Investment Co Ltd [Member]
Debt Instrument, Face Amount					$ 1,000
Debt Instrument, Interest Rate, Stated Percentage					15.00%
Proceeds from Issuance of Debt	$ 1,000
Interest Free Loan [Member] | Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Financing Raised From Noncontrolling Shareholder			$ 1,978	¥ 13.6
Interest Free Loan [Member] | Chief Medical Officer [Member]
Due from Related Parties, Total							$ 481
Proceeds from Collection of Notes Receivable		$ 100
Interest Free Loan [Member] | Chief Executive Officer, Chief Regulatory Officer, International Finance Manager [Member]
Due to Related Parties, Total						$ 350